Right-of-use Assets -Summary of Evolution of the Group's Right-of-use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 519	$ 524	$ 1,027
Increases	306	284	149
Ending balance	541	519	524	$ 1,027
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	22	7	13
Ending balance	14	22	7	13
Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	130	178	278
Ending balance	194	130	178	278
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	117	182	489
Ending balance	74	117	182	489
Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	65	66	78
Ending balance	56	65	66	78
Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	185	91	169
Ending balance	203	185	91	169
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	306	284	149
Translation effect	(8)	(3)	(3)
Adjustment for inflation	12	6	3
Decreases, reclassifications and other movements	(101)	(175)	(458)
Right of use assets	1,281	1,072	960	1,269
Cost [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	2	17
Adjustment for inflation	1
Decreases, reclassifications and other movements	(3)		(1)
Right of use assets	33	33	16	17
Cost [member] | Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	148	39	56
Decreases, reclassifications and other movements	(5)	(13)	(119)
Right of use assets	495	352	326	389
Cost [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	17	28	63
Decreases, reclassifications and other movements	(15)	(45)	(317)
Right of use assets	283	281	298	552
Cost [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	5	12	1
Translation effect	(8)	(3)	(3)
Adjustment for inflation	11	6	3
Decreases, reclassifications and other movements	(9)	(6)	0
Right of use assets	100	101	92	91
Cost [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	134	188	29
Decreases, reclassifications and other movements	(69)	(111)	(21)
Right of use assets	370	305	228	220
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	271	245	308
Translation effect	(4)	(1)	(1)
Adjustment for inflation	5	2	1
Decreases, reclassifications and other movements	(85)	(129)	(114)
Right of use assets	740	553	436	242
Accumulated depreciation [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	9	2	5
Decreases, reclassifications and other movements	(1)
Right of use assets	19	11	9	4
Accumulated depreciation [member] | Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	81	81	105
Decreases, reclassifications and other movements	(2)	(7)	(68)
Right of use assets	301	222	148	111
Accumulated depreciation [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	57	67	90
Decreases, reclassifications and other movements	(12)	(19)	(37)
Right of use assets	209	164	116	63
Accumulated depreciation [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	12	11	13
Translation effect	(4)	(1)	(1)
Adjustment for inflation	5	2	1
Decreases, reclassifications and other movements	(5)	(2)
Right of use assets	44	36	26	13
Accumulated depreciation [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	112	84	95
Decreases, reclassifications and other movements	(65)	(101)	(9)
Right of use assets	$ 167	$ 120	$ 137	$ 51